Commitments and Contingencies (Details) - Schedule of Supplemental Balance Sheet	Dec. 31, 2022	Dec. 31, 2021
Weighted average remaining lease term (in years):
Operating leases	6 years 4 months 24 days	6 years 3 months 18 days
Finance leases	2 years 2 months 12 days	10 months 24 days
Weighted average discount rate:
Operating leases	4.60%	4.60%
Finance leases	7.30%	7.50%